Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Tax Credit Carryforward [Line Items]
Statutory income tax rates, percentage	25.00%	25.00%
Gross loss carryforwards	$ 130,100,000
R&D credit carryforward	$ 31,700,000
Minimum [Member]
Tax Credit Carryforward [Line Items]
Income tax returns limitation periods	3 years
Maximum [Member]
Tax Credit Carryforward [Line Items]
Income tax returns limitation periods	6 years
UNITED KINGDOM
Tax Credit Carryforward [Line Items]
Foreign tax benefit		$ 1,851,038
Statutory income tax rates, percentage	25.00%	25.00%
Gross loss carryforwards	$ 108,400,000
Cash, cash equivalents and restricted cash	117,304	$ 184,218
UNITED KINGDOM | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
R&D credit carryforward	0
NIGERIA
Tax Credit Carryforward [Line Items]
Gross loss carryforwards	5,700,000
PORTUGAL
Tax Credit Carryforward [Line Items]
Gross loss carryforwards	500,000
SOUTH AFRICA
Tax Credit Carryforward [Line Items]
Gross loss carryforwards	6,900,000
ARGENTINA
Tax Credit Carryforward [Line Items]
Gross loss carryforwards	$ 7,100,000
Gross loss carryforwards limitations on use	expiration period is five years, and expiration dates ranging from calendar 2026 through calendar 2030.
Other Foreign Entities [Member]
Tax Credit Carryforward [Line Items]
Gross loss carryforwards	$ 1,500,000